Long Term Debt - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jan. 01, 2025 USD ($)	Jan. 01, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
Senior funded debt to EBITDA ratio	3.5
Interest coverage ratio	2.75
Expected senior funded debt to EBITDA ratio	4
Borrowings	$ 360,783	$ 507,283	$ 507,283	$ 421,705
Interest expense on long term debt	32,707	29,149
Revolving Credit And Swing Line Facilities [Member]
Disclosure of detailed information about borrowings [line items]
Total borowing capacity without accordion feature	$ 675,000
Borrowings, maturity	2030
Maximum potential borrowing capacity under accordion feature	$ 1,075,000
Revolving Credit And Swing Line Facilities [Member] | Canadian Borrower [Member]
Disclosure of detailed information about borrowings [line items]
Credit facility drawn amount	0	0
Revolving Credit And Swing Line Facilities [Member] | U.S. Borrower [Member]
Disclosure of detailed information about borrowings [line items]
Credit facility drawn amount	$ 226,000	370,000
Term Loan A [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	2027
Financial liabilities at amortised cost	$ 125,000
Term loan borrowings	$ 125,000	$ 125,000
Term Loan A [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.455%
Seller Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 11,359
Seller Notes [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.00%
Seller Notes [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	8.00%
Swingline Maximum [Member] | Canadian Borrower [Member]
Disclosure of detailed information about borrowings [line items]
Credit facility maximum amount	$ 10,000
Swingline Maximum [Member] | U.S. Borrower [Member]
Disclosure of detailed information about borrowings [line items]
Credit facility maximum amount	$ 30,000